SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 19– SUBSEQUENT EVENTS

During the third quarter of 2014, the CEO of the company and the Chairman of the board, Mr. Guy Marsala received 20,000 shares from the founder and major shareholder of the Company out of his personal holdings to compensate for his superior performance. On October 24, 2014 the Compensation Committee of the Board of Directors recommended that shares be returned to the founder and issued by the Company as part of the yearly RSU grant. In November 2014, Mr. Marsala returned 20,000 shares to founder and major shareholder and 20,000 additional shares were approved to increase Mr. Marsala’s first year RSU grant from 50,000 RSU’s to 70,000 RSU’s.

On October 17, 2014 the company entered into an assignment agreement with its affiliate PVM International (PVMI) through which PVMI assigned all rights and titles for any opened escrow on real estate purchase agreements in San Diego in exchange for a related party notes payable from the Company. As of the signing date the agreement was valued at $190,400 which represented the value of escrow deposits paid by PVMI for eight different real estate agreements. Also on the date of the assignment agreement the Company paid $50,000 into an escrow account for PVMI. The escrow was related to one of the eight real estate purchase agreements that were part of the assignment.

As of October 30, 2014 the Company was unsuccessful in obtaining the license associated with one of the locations. As a result the Company canceled one agreement with a purchase price of $3,500,000 and received the earnest money refund in the amount of $60,000 out of initially $100,000 paid; $40,000 represents a non-refundable fee according to the agreement that the escrow would release to seller $10,000 on the first day of each month following the signing and additional $10,000 with signing on July 21, 2014.

On October 20, 2014 the Company received a $155,000 payment on the promissory note receivable from its Canadian partner plus accrued interest of $6,423.56. The full payment retired the note receivable.

Effective November 1, 2014 the Company terminated two leases from unrelated third parties for offices located in West Hills, California and Scottsdale, Arizona with monthly lease payments of $1,300 and $1,420. The West Hills lease was on a month to month basis. The Arizona lease term expired on October 31, 2014.

The Company utilized Dr. Bruce Consulting which is a related party and 100% owned by one of Company’s major shareholder and former Chief Executive Officer for management consulting and advisory service. The Company paid an additional $12,500 for consulting services in November 2014.

On October 13, 2014, Mr. Vincent Mehdizadeh resigned as an officer of the Company. Mr. Mehdizadeh will continue to serve as a consultant to the Company. In his new role, Mr. Mehdizadeh will provide consulting services and will have the title of Founder and Senior Advisor.  In connection therewith, on October 13, 2014, the Company entered into a consulting agreement with Mr. Mehdizadeh, pursuant to which the Company agreed to pay Mr. Mehdizadeh a monthly fee of $25,000 for consulting services to be performed by Mr. Mehdizadeh. The monthly consulting fee will be reduced to $12,500 per month if Mr. Mehdizadeh is engaged in trading any of the Company’s securities at any time within the preceding 30 day period.  The consulting agreement has a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that Mr. Mehdizadeh’s agreement will not be extended.

As of filing date the Company issued 337,186 shares of common stock to two board members from a total grant of 346,875 awarded by the Compensation Committee to board members.

On October 16, 2014, Thomas Iwanski resigned as Chief Financial Officer, and C. Douglas (“Doug”) Mitchell was elected as Chief Financial Officer of the Company and Corporate Secretary.

Mr. Iwanski agreed to serve as a consultant to the Company for a transition period. The Company agreed to pay Mr. Iwanski $10,000 for services provided during the month of October 2014 and $200 per hour for consulting services rendered after October 31, 2014.  The Company also agreed to issue Mr. Iwanski 100,000 Restricted Stock Units (“RSU’s”) for his service to the Company.

In connection with Mr. Mitchell’s election as Chief Financial Officer, on October 16, 2014, the Company entered into an employment agreement with Mr. Mitchell (the “Employment Agreement”). Pursuant to the Employment Agreement, the Company agreed to engage Mr. Mitchell, and Mr. Mitchell agreed to serve as the Company’s Chief Financial Officer, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that the Employment Agreement will not be renewed. The Company agreed to pay Mr. Mitchell a salary of $190,000 per year and to pay Mr. Mitchell $2,500 per month for living expenses in the West Hollywood, California area. Mr. Mitchell will also be entitled to an annual bonus of up to 35% of his salary, payable of up to 50% in cash and the balance payable in equity of the Company, subject to performance criteria and objectives to be established by mutual agreement of the CEO of the Company and Mr. Mitchell within 90 days of the effective date of the Employment Agreement, and thereafter from time to time by the CEO in consultation with Mr. Mitchell. Mr. Mitchell will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under the Company’s Equity Incentive Plan, in the amount of 7,500 shares of common stock each calendar quarter Mr. Mitchell serves as Chief Financial Officer of the Company.

The Company may terminate the Employment Agreement with or without Cause (as defined in the Employment Agreement) upon written notice to Mr. Mitchell. In the event the Company terminates the Employment Agreement without Cause, Mr. Mitchell terminates the Employment Agreement with Good Reason (as defined in the Employment Agreement), or the Employment Agreement is not renewed as a result of notice to Mr. Mitchell provided 90 days prior to expiration of the initial or a renewal term, Mr. Mitchell will be entitled to payment of one-half his annual salary. Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.

On October 22, 2014, Jennifer S. Love was elected to the board of directors of the Company. Ms. Love was also elected to serve as Chairperson of the Audit Committee.

Ms. Love, 52, has been Senior Vice President and Chief Security Officer of Cablevision Services Corporation since August 2012. Previously, from 1987 to 2012, Ms. Love was with the Federal Bureau of Investigation, including as Assistant Director of the Security Division from July 2011 to June 2012. Ms. Love received a Bachelor of Science in Accounting from Jackson State University. Jennifer Love was granted 19,452 RSU’s for 2014.  Her contract calls for grants of 100,000 RSU’s for each succeeding year of service beginning on April 1, 2015.

On October 19, 2014, the Company received the sixth (last) warrant for 33,333 shares of common stock as a payment for services provided to MJ Holdings. The warrant was initially valuated at $13,033 using the Black Scholes model.

On October 30, 2014, the Company appointed Tim Morrissey as V.P. and Director of Vaporfection International, Inc. Mr. Morrissey is the founder and Chief Executive Officer of Head Choice Inc., which is involved in many facets of the vaporization industry including consultation, manufacturing, sales and distribution.

The registration rights agreement entered into in connection with the July 2014 purchase agreement requires the Company to have a Form S-1 declared effective on or before November 18, 2014. It is expected the amended Form S-1 will not be effective until December 4, 2014. As a result of the delay in effectiveness for the Form S-1, the conversion rate for the common stock to be issued as repayment of the debentures issued pursuant to the July 2014 purchase agreement will be, during the period commencing 120 days after the initial closing date until to the registration statement is effective, reduced to 63% of the volume weighted average price for 20 days prior to the issuance from 70% of the volume weighted average price originally stipulated in the loan agreements. This reduction in the conversion rate will increase our interest expense beginning in the fourth quarter of 2014.

On November 10, 2014, the Los Angeles Regional Office of the Securities and Exchange Commission (the “SEC”) notified the Company that it is conducting an investigation pertaining to the Company and issued a subpoena to the Company for documents from December 1, 2011 to the present relating to the matters it is reviewing. The Company plans to cooperate fully with the SEC staff to complete the investigation on a timely basis.

The SEC said it is trying to determine whether there have been any violations of the Federal Securities Laws. It said further that the fact of the investigation does not mean that it has concluded that the Company or anyone else has broken the law or that it has a negative opinion of any person, entity or security.

Note 16 – Subsequent Events

In January and February 2014 the Company sold 485,830 shares of common stock at a price of $5.00 per share raising net proceeds of approximately $2,400,000.

The Company’s inventory at December 31, 2013 includes the capitalized costs acquired by the Company during developing of new markets. These costs are charged to cost of revenues after finalizing work on the consulting agreements for specific market by allocation total capitalized costs to the number of clients in the specific market. In late January 2014 the announcement for awarding licenses for dispensaries in Massachusetts was issued and the Company was unsuccessful obtaining any license in that state. As a result, the acquired costs accumulated for developing the market of Massachusetts will be charged to cost of revenues in January 2014 in the amount of $259,657.

In February 2014 the Company issued notes payable to PVMI which is 100% owned by the founder of the Company in the amount of $250,000 and $100,000.  These notes were substantially repaid and as of March 28, 2014 the outstanding balance was $16,574.

The Company retained Vincent Chase Inc. for 2014 for management advisory and consulting services for the monthly compensation of $12,500.

On December 18, 2013 the Company declared a two-for-one (2:1) forward stock split, effectuated in the form of a common stock dividend on each share of its outstanding common stock. The stock dividend was issued on February 3, 2014 in the amount of 14,762,875 common shares.

On February 26, 2013, the Company entered into a Stock Purchase Agreement and Technology Licensing Agreement to acquire 25% or 833,333 shares of Bio-Tech in exchange for $1,500,000 and 700,000 shares of the Company’s common stock. On February 27, 2014 the Company signed a settlement agreement with Bio-Tech. According to the agreement, the Company maintained full license rights on the Bio-Tech technology for the term of five years with no additional monies due from the Company. All stock transfers between the companies were canceled and rescinded.

The Company has elected J. Mitchell Lowe, co-founder of Netflix and former Redbox president, to its Board of Directors, effective March 3, 2014. Mr. Lowe is the first Independent Director of the Company.